Contract Liabilities (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities
Deferred revenue related to customer loyalty program	¥ 12,735,834	¥ 12,179,748	¥ 8,312,436
Advance from customers related to coupons and gift cards	8,816,079	8,573,239	5,208,549
Deferred revenue related to upfront franchise fees received from sub-franchisees	772,613	750,618	230,968
Others	1,237,100	618,700	377,358
Total contract Liabilities	¥ 23,561,626	¥ 22,122,305	¥ 14,129,311